CONCENTRATION AND RISKS (Details)	12 Months Ended
Dec. 31, 2025
Foreign Currency exchange rate risk | RMB Against US Dollar
CONCENTRATION AND RISKS
Percentage of appreciation in foreign currency exchange rate	4.00%